Borrowings (Details) ¥ in Millions			6 Months Ended		12 Months Ended
	Sep. 27, 2022 USD ($)	Sep. 27, 2022 JPY (¥)	Sep. 30, 2024 USD ($) ft²	Sep. 30, 2023 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 JPY (¥) ft²	Sep. 22, 2023	Mar. 31, 2023 JPY (¥)
Borrowings [Line Items]
Aggregate credit line	$ 61,300,000	¥ 8,150.0
Interest rate	0.70%	0.70%
Aggregate borrowed amount					¥ 8,150.0	$ 61,300,000
Net outstanding balance			$ 2,400,000			60,600,000	¥ 340.1		¥ 8,100.0
Unamortized loan service						$ 643,438			¥ 85.6
Maturity date								Sep. 22, 2023
Bears interest rate, percentage			1.20%				1.20%	1.20%
Repayment of debt (in Yen) | ¥					¥ 300.0
Outstanding balance loan			$ 54,800,000				¥ 7,850.0
Interest rate, description			The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
Piece of land (in Square Feet) | ft²			16,165				16,165
Resona Merchant Bank Asia Limited [Member]
Borrowings [Line Items]
Interest expenses | $			$ 785,463	$ 1,061,277
Weighted average interest rates			1.66%	0.98%			1.66%